Voya MI Dynamic Small Cap Fund Expense Example - Class A C I R R6 and W Shares [Member] - Voya MI Dynamic Small Cap Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 687
Expense Example, with Redemption, 3 Years	953
Expense Example, with Redemption, 5 Years	1,239
Expense Example, with Redemption, 10 Years	2,052
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,096
Expense Example, with Redemption, 10 Years	2,379
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,233
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,845
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,281